Note 20 - Inventory	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of inventories [text block]
20.	Inventory

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Raw materials	1,537	-	-	-
Total	1,537	-	-	-